UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22652
                                                    -----------

                      First Trust Variable Insurance Trust
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2015
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                     VALUE
---------------  ---------------------------------------------------------------------  --------------
COMMON STOCKS - 56.2%

                 AEROSPACE & DEFENSE - 2.8%
          6,630  Boeing (The) Co......................................................  $      868,199
          6,492  General Dynamics Corp................................................         895,571
          9,018  Honeywell International, Inc.........................................         853,914
          4,947  Lockheed Martin Corp.................................................       1,025,563
          5,799  Northrop Grumman Corp................................................         962,344
          9,614  Raytheon Co..........................................................       1,050,426
          8,291  United Technologies Corp.............................................         737,816
                                                                                        --------------
                                                                                             6,393,833
                                                                                        --------------

                 AIR FREIGHT & LOGISTICS - 0.3%
          5,398  FedEx Corp...........................................................         777,204
                                                                                        --------------

                 AUTO COMPONENTS - 0.4%
          8,193  Lear Corp............................................................         891,235
                                                                                        --------------

                 BANKS - 3.3%
         13,795  Bank of Hawaii Corp..................................................         875,844
         28,265  Columbia Banking System, Inc.........................................         882,151
         20,522  East West Bancorp, Inc...............................................         788,455
         48,487  First Midwest Bancorp, Inc...........................................         850,462
         88,781  Regions Financial Corp...............................................         799,917
         21,380  SunTrust Banks, Inc..................................................         817,571
         21,192  U.S. Bancorp.........................................................         869,084
         16,355  Wells Fargo & Co.....................................................         839,829
         17,230  Wintrust Financial Corp..............................................         920,599
                                                                                        --------------
                                                                                             7,643,912
                                                                                        --------------

                 BEVERAGES - 1.7%
         23,446  Coca-Cola (The) Co...................................................         940,653
         21,173  Coca-Cola Enterprises, Inc...........................................       1,023,715
         12,618  Dr. Pepper Snapple Group, Inc........................................         997,453
          9,854  PepsiCo, Inc.........................................................         929,232
                                                                                        --------------
                                                                                             3,891,053
                                                                                        --------------

                 BIOTECHNOLOGY - 0.4%
          5,990  Amgen, Inc...........................................................         828,537
                                                                                        --------------

                 BUILDING PRODUCTS - 0.4%
         12,779  A.O. Smith Corp......................................................         833,063
                                                                                        --------------

                 CAPITAL MARKETS - 2.0%
          7,363  Ameriprise Financial, Inc............................................         803,524
          2,657  BlackRock, Inc.......................................................         790,378
         18,759  Franklin Resources, Inc..............................................         698,960
         18,759  SEI Investments Co...................................................         904,747
         11,833  T. Rowe Price Group, Inc.............................................         822,394
         19,442  Waddell & Reed Financial, Inc., Class A..............................         675,998
                                                                                        --------------
                                                                                             4,696,001
                                                                                        --------------

                 CHEMICALS - 2.4%
          8,695  Airgas, Inc..........................................................         776,725


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                     VALUE
---------------  ---------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 CHEMICALS (CONTINUED)
         17,974  Dow Chemical (The) Co................................................  $      762,098
          8,135  Ecolab, Inc..........................................................         892,572
          8,416  International Flavors & Fragrances, Inc..............................         869,036
          8,632  Monsanto Co..........................................................         736,655
          7,691  Praxair, Inc.........................................................         783,405
          3,344  Sherwin-Williams (The) Co............................................         744,976
                                                                                        --------------
                                                                                             5,565,467
                                                                                        --------------

                 COMMERCIAL SERVICES & SUPPLIES - 0.8%
         10,873  Cintas Corp..........................................................         932,360
         32,239  Rollins, Inc.........................................................         866,262
                                                                                        --------------
                                                                                             1,798,622
                                                                                        --------------

                 COMMUNICATIONS EQUIPMENT - 0.7%
         33,494  Cisco Systems, Inc...................................................         879,218
         14,685  QUALCOMM, Inc........................................................         789,025
                                                                                        --------------
                                                                                             1,668,243
                                                                                        --------------

                 CONTAINERS & PACKAGING - 0.3%
         21,459  Sonoco Products Co...................................................         809,863
                                                                                        --------------

                 DISTRIBUTORS - 0.4%
         10,273  Genuine Parts Co.....................................................         851,529
                                                                                        --------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.4%
          9,885  CME Group, Inc.......................................................         916,735
                                                                                        --------------

                 ELECTRICAL EQUIPMENT - 0.6%
         16,594  Emerson Electric Co..................................................         732,957
          7,380  Rockwell Automation, Inc.............................................         748,849
                                                                                        --------------
                                                                                             1,481,806
                                                                                        --------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
         15,866  Amphenol Corp., Class A..............................................         808,531
         14,304  TE Connectivity, Ltd.................................................         856,667
                                                                                        --------------
                                                                                             1,665,198
                                                                                        --------------

                 ENERGY EQUIPMENT & SERVICES - 0.3%
         10,672  Schlumberger, Ltd....................................................         736,048
                                                                                        --------------

                 FOOD & STAPLES RETAILING - 0.7%
          8,768  CVS Health Corp......................................................         845,937
         12,967  Wal-Mart Stores, Inc.................................................         840,780
                                                                                        --------------
                                                                                             1,686,717
                                                                                        --------------

                 FOOD PRODUCTS - 2.5%
         16,508  General Mills, Inc...................................................         926,594
         10,351  Hershey (The) Co.....................................................         951,050
         16,316  Hormel Foods Corp....................................................       1,032,966
         11,527  Ingredion, Inc.......................................................       1,006,422
          8,311  J&J Snack Foods Corp.................................................         944,628


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                     VALUE
---------------  ---------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 FOOD PRODUCTS (CONTINUED)
         11,360  McCormick & Co., Inc.................................................  $      933,565
                                                                                        --------------
                                                                                             5,795,225
                                                                                        --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
         24,210  Baxter International, Inc............................................         795,298
         17,842  DENTSPLY International, Inc..........................................         902,270
                                                                                        --------------
                                                                                             1,697,568
                                                                                        --------------

                 HEALTH CARE PROVIDERS & SERVICES - 1.1%
         10,997  Cardinal Health, Inc.................................................         844,790
         18,906  Patterson Cos., Inc..................................................         817,684
          7,538  UnitedHealth Group, Inc..............................................         874,483
                                                                                        --------------
                                                                                             2,536,957
                                                                                        --------------

                 HOTELS, RESTAURANTS & LEISURE - 1.5%
          6,166  Cracker Barrel Old Country Store, Inc................................         908,129
          9,676  McDonald's Corp......................................................         953,376
         24,575  Texas Roadhouse, Inc.................................................         914,190
         11,230  Wyndham Worldwide Corp...............................................         807,437
                                                                                        --------------
                                                                                             3,583,132
                                                                                        --------------

                 HOUSEHOLD PRODUCTS - 0.8%
         11,335  Church & Dwight Co., Inc.............................................         951,006
         11,756  Procter & Gamble (The) Co............................................         845,727
                                                                                        --------------
                                                                                             1,796,733
                                                                                        --------------

                 INDUSTRIAL CONGLOMERATES - 1.5%
          5,962  3M Co................................................................         845,233
          9,189  Carlisle Cos., Inc...................................................         802,935
         10,748  Danaher Corp.........................................................         915,837
          5,335  Roper Industries, Inc................................................         835,994
                                                                                        --------------
                                                                                             3,399,999
                                                                                        --------------

                 INSURANCE - 9.8%
          9,044  ACE, Ltd.............................................................         935,150
         14,788  AFLAC, Inc...........................................................         859,626
         21,282  Allied World Assurance Co. Holdings AG...............................         812,334
         14,179  Allstate (The) Corp..................................................         825,785
         14,142  American Financial Group, Inc........................................         974,525
          9,227  Aon PLC..............................................................         817,604
         16,513  Argo Group International Holdings, Ltd...............................         934,471
         19,202  Aspen Insurance Holdings, Ltd........................................         892,317
         13,727  Assurant, Inc........................................................       1,084,570
         17,233  Axis Capital Holdings, Ltd...........................................         925,757
         18,330  Cincinnati Financial Corp............................................         986,154
         13,998  Endurance Specialty Holdings, Ltd....................................         854,298
          5,055  Everest Re Group, Ltd................................................         876,234
         24,718  First American Financial Corp........................................         965,732
         25,282  Horace Mann Educators Corp...........................................         839,868
         16,223  Marsh & McLennan Cos., Inc...........................................         847,165


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                     VALUE
---------------  ---------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 INSURANCE (CONTINUED)
         20,130  Primerica, Inc.......................................................  $      907,259
         17,932  Principal Financial Group, Inc.......................................         848,901
         19,904  ProAssurance Corp....................................................         976,689
         33,050  Progressive (The) Corp...............................................       1,012,652
          9,697  Reinsurance Group of America, Inc....................................         878,451
          9,058  RenaissanceRe Holdings, Ltd..........................................         963,047
         15,798  Torchmark Corp.......................................................         891,007
          9,513  Travelers (The) Cos., Inc............................................         946,829
         20,908  Validus Holdings, Ltd................................................         942,324
                                                                                        --------------
                                                                                            22,798,749
                                                                                        --------------

                 IT SERVICES - 3.6%
          9,502  Accenture PLC, Class A...............................................         933,667
         11,464  Automatic Data Processing, Inc.......................................         921,247
         18,393  Broadridge Financial Solutions, Inc..................................       1,018,053
          7,302  DST Systems, Inc.....................................................         767,732
          5,655  International Business Machines Corp.................................         819,805
         14,217  Jack Henry & Associates, Inc.........................................         989,645
          9,837  MasterCard, Inc., Class A............................................         886,511
         19,618  Paychex, Inc.........................................................         934,405
         13,698  Visa, Inc., Class A..................................................         954,203
                                                                                        --------------
                                                                                             8,225,268
                                                                                        --------------

                 MACHINERY - 4.8%
         14,779  CLARCOR, Inc.........................................................         704,663
          7,011  Cummins, Inc.........................................................         761,254
         25,691  Donaldson Co., Inc...................................................         721,403
         11,706  IDEX Corp............................................................         834,638
         10,020  Illinois Tool Works, Inc.............................................         824,746
         13,643  Ingersoll-Rand PLC...................................................         692,655
         15,105  Lincoln Electric Holdings, Inc.......................................         791,955
         26,490  Mueller Industries, Inc..............................................         783,574
         11,810  Nordson Corp.........................................................         743,322
          7,907  Parker-Hannifin Corp.................................................         769,351
          5,776  Snap-On, Inc.........................................................         871,830
         13,570  Toro (The) Co........................................................         957,228
          7,736  Valmont Industries, Inc..............................................         734,069
          9,760  Wabtec Corp..........................................................         859,368
                                                                                        --------------
                                                                                            11,050,056
                                                                                        --------------

                 MEDIA - 1.5%
         15,293  Comcast Corp., Class A...............................................         869,866
         47,731  Interpublic Group of (The) Cos., Inc.................................         913,094
         13,235  Omnicom Group, Inc...................................................         872,186
          8,059  Walt Disney (The) Co.................................................         823,630
                                                                                        --------------
                                                                                             3,478,776
                                                                                        --------------

                 METALS & MINING - 0.4%
         11,198  Compass Minerals International, Inc..................................         877,587
                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                     VALUE
---------------  ---------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS - 0.7%
          9,532  Chevron Corp.........................................................  $      751,884
         11,055  Exxon Mobil Corp.....................................................         821,939
                                                                                        --------------
                                                                                             1,573,823
                                                                                        --------------

                 PERSONAL PRODUCTS - 0.4%
         10,611  Estee Lauder (The) Cos., Inc., Class A...............................         856,095
                                                                                        --------------

                 PHARMACEUTICALS - 0.8%
          9,439  Johnson & Johnson....................................................         881,130
         27,431  Pfizer, Inc..........................................................         861,608
                                                                                        --------------
                                                                                             1,742,738
                                                                                        --------------

                 PROFESSIONAL SERVICES - 0.4%
          9,474  Equifax, Inc.........................................................         920,683
                                                                                        --------------

                 REAL ESTATE INVESTMENT TRUSTS - 1.2%
         82,861  Capstead Mortgage Corp...............................................         819,495
         16,917  Post Properties, Inc.................................................         986,092
          4,988  Public Storage.......................................................       1,055,611
                                                                                        --------------
                                                                                             2,861,198
                                                                                        --------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
          5,378  Jones Lang LaSalle, Inc..............................................         773,195
                                                                                        --------------

                 ROAD & RAIL - 0.7%
         11,205  JB Hunt Transport Services, Inc......................................         800,037
          9,646  Union Pacific Corp...................................................         852,803
                                                                                        --------------
                                                                                             1,652,840
                                                                                        --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
         30,242  Intel Corp...........................................................         911,494
         20,795  Linear Technology Corp...............................................         839,078
         17,856  Texas Instruments, Inc...............................................         884,229
                                                                                        --------------
                                                                                             2,634,801
                                                                                        --------------

                 SOFTWARE - 1.5%
          5,660  FactSet Research Systems, Inc........................................         904,525
          9,130  Intuit, Inc..........................................................         810,287
         20,832  Microsoft Corp.......................................................         922,024
         22,823  Oracle Corp..........................................................         824,367
                                                                                        --------------
                                                                                             3,461,203
                                                                                        --------------

                 SPECIALTY RETAIL - 1.2%
          8,276  Home Depot (The), Inc................................................         955,795
         18,922  Ross Stores, Inc.....................................................         917,150
         13,900  TJX (The) Cos., Inc..................................................         992,738
                                                                                        --------------
                                                                                             2,865,683
                                                                                        --------------

                 TEXTILES, APPAREL & LUXURY GOODS - 0.4%
         13,188  VF Corp..............................................................         899,553
                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                     VALUE
---------------  ---------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 TRADING COMPANIES & DISTRIBUTORS - 0.7%
         13,183  MSC Industrial Direct Co., Inc., Class A.............................  $      804,558
          3,886  W.W. Grainger, Inc...................................................         835,529
                                                                                        --------------
                                                                                             1,640,087
                                                                                        --------------
                 TOTAL COMMON STOCKS..................................................     130,257,015
                 (Cost $132,320,162)                                                    --------------

   PRINCIPAL                                                  STATED        STATED
     VALUE                    DESCRIPTION                     COUPON       MATURITY         VALUE
---------------  ----------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES - 36.2%

                 AEROSPACE & DEFENSE - 0.9%
$       250,000  Boeing (The) Co. .......................      2.35%       10/30/21            249,722
        150,000  Boeing (The) Co. .......................      2.50%       03/01/25            144,442
         25,000  Boeing (The) Co. .......................      6.63%       02/15/38             33,406
        150,000  Boeing (The) Co. .......................      3.50%       03/01/45            135,368
        300,000  Boeing Capital Corp. ...................      4.70%       10/27/19            334,631
        200,000  Northrop Grumman Corp. .................      5.05%       11/15/40            214,013
        250,000  United Technologies Corp. ..............      1.80%       06/01/17            253,065
        450,000  United Technologies Corp. ..............      3.10%       06/01/22            457,518
        100,000  United Technologies Corp. ..............      6.05%       06/01/36            123,366
        150,000  United Technologies Corp. ..............      4.50%       06/01/42            153,101
                                                                                        --------------
                                                                                             2,098,632
                                                                                        --------------

                 AIR FREIGHT & LOGISTICS - 0.2%
        100,000  FedEx Corp. ............................      2.30%       02/01/20            100,550
        300,000  FedEx Corp. ............................      3.20%       02/01/25            291,603
                                                                                        --------------
                                                                                               392,153
                                                                                        --------------

                 AIRLINES - 0.1%
        200,000  Southwest Airlines Co. .................      2.75%       11/06/19            203,990
                                                                                        --------------

                 BANKS - 6.0%
      1,400,000  Bank of America Corp. ..................      2.60%       01/15/19          1,415,330
        725,000  Bank of America Corp. ..................      5.70%       01/24/22            828,066
        450,000  Bank of America Corp. ..................      4.00%       04/01/24            464,020
        100,000  Bank of America Corp. ..................      4.00%       01/22/25             98,195
        225,000  Bank of America Corp. ..................      5.88%       02/07/42            264,043
        225,000  Bank of America Corp. ..................      4.88%       04/01/44            234,476
        550,000  Bank of America N.A. ...................      5.30%       03/15/17            577,891
        725,000  Citigroup, Inc. ........................      4.45%       01/10/17            754,117
        200,000  Citigroup, Inc. ........................      2.50%       09/26/18            202,801
        250,000  Citigroup, Inc. ........................      2.40%       02/18/20            249,044
        775,000  Citigroup, Inc. ........................      4.50%       01/14/22            839,380
        250,000  Citigroup, Inc. ........................      4.30%       11/20/26            248,116
        200,000  Citigroup, Inc. ........................      6.13%       08/25/36            229,992
        200,000  Citigroup, Inc. ........................      5.88%       01/30/42            233,415
        100,000  Citigroup, Inc. ........................      6.68%       09/13/43            122,882
        600,000  HSBC Bank USA N.A. .....................      4.88%       08/24/20            660,589
        600,000  HSBC USA, Inc. .........................      1.63%       01/16/18            598,496
        300,000  JPMorgan Chase & Co. ...................      2.20%       10/22/19            298,684


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                    DESCRIPTION                     COUPON       MATURITY         VALUE
---------------  ----------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 BANKS (CONTINUED)
$       550,000  JPMorgan Chase & Co. ...................      4.63%       05/10/21     $      599,265
        325,000  JPMorgan Chase & Co. ...................      3.20%       01/25/23            322,929
        400,000  JPMorgan Chase & Co. ...................      3.88%       02/01/24            413,415
        100,000  JPMorgan Chase & Co. ...................      4.13%       12/15/26             99,826
        400,000  JPMorgan Chase & Co. ...................      6.40%       05/15/38            502,733
        100,000  JPMorgan Chase & Co. ...................      4.85%       02/01/44            104,825
        100,000  JPMorgan Chase & Co. ...................      4.95%       06/01/45            100,689
        337,000  JPMorgan Chase Bank N.A. ...............      6.00%       10/01/17            364,269
        175,000  PNC Financial Services Group (The),
                    Inc. ................................      3.90%       04/29/24            177,321
        600,000  Wells Fargo & Co. ......................      6.00%       11/15/17            654,248
        325,000  Wells Fargo & Co. ......................      2.13%       04/22/19            327,489
        200,000  Wells Fargo & Co. ......................      2.15%       01/30/20            199,632
        900,000  Wells Fargo & Co. ......................      3.00%       01/22/21            922,874
        425,000  Wells Fargo & Co. ......................      3.30%       09/09/24            422,260
        200,000  Wells Fargo & Co. ......................      3.90%       05/01/45            184,263
        200,000  Wells Fargo Bank N.A. ..................      5.95%       08/26/36            243,791
                                                                                        --------------
                                                                                            13,959,366
                                                                                        --------------

                 BEVERAGES - 0.5%
        200,000  Anheuser-Busch Inbev Worldwide, Inc. ...      2.50%       07/15/22            191,554
        875,000  Coca-Cola (The) Co. ....................      3.20%       11/01/23            899,126
                                                                                        --------------
                                                                                             1,090,680
                                                                                        --------------

                 BIOTECHNOLOGY - 1.3%
        400,000  AbbVie, Inc. ...........................      1.75%       11/06/17            401,393
        250,000  AbbVie, Inc. ...........................      2.50%       05/14/20            248,888
        275,000  AbbVie, Inc. ...........................      2.90%       11/06/22            268,362
        150,000  AbbVie, Inc. ...........................      3.60%       05/14/25            148,238
        175,000  AbbVie, Inc. ...........................      4.40%       11/06/42            160,517
        100,000  AbbVie, Inc. ...........................      4.70%       05/14/45             97,405
        350,000  Amgen, Inc. ............................      2.70%       05/01/22            343,731
        300,000  Amgen, Inc. ............................      3.63%       05/22/24            301,420
         50,000  Amgen, Inc. ............................      3.13%       05/01/25             47,973
        200,000  Amgen, Inc. ............................      5.38%       05/15/43            214,016
        175,000  Gilead Sciences, Inc. ..................      2.35%       02/01/20            176,364
        475,000  Gilead Sciences, Inc. ..................      3.50%       02/01/25            478,929
         50,000  Gilead Sciences, Inc. ..................      4.80%       04/01/44             50,408
        125,000  Gilead Sciences, Inc. ..................      4.50%       02/01/45            120,418
                                                                                        --------------
                                                                                             3,058,062
                                                                                        --------------

                 CAPITAL MARKETS - 3.0%
        300,000  Goldman Sachs Group (The), Inc. ........      5.63%       01/15/17            315,167
        625,000  Goldman Sachs Group (The), Inc. ........      6.15%       04/01/18            688,582
        400,000  Goldman Sachs Group (The), Inc. ........      2.55%       10/23/19            402,825
        300,000  Goldman Sachs Group (The), Inc. ........      2.60%       04/23/20            301,006
        600,000  Goldman Sachs Group (The), Inc. ........      3.63%       01/22/23            608,402
        600,000  Goldman Sachs Group (The), Inc. ........      4.00%       03/03/24            618,217
        150,000  Goldman Sachs Group (The), Inc. ........      3.50%       01/23/25            147,798
        400,000  Goldman Sachs Group (The), Inc. ........      6.25%       02/01/41            483,335


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                    DESCRIPTION                     COUPON       MATURITY         VALUE
---------------  ----------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 CAPITAL MARKETS (CONTINUED)
$       350,000  Morgan Stanley .........................      2.13%       04/25/18     $      352,192
        695,000  Morgan Stanley .........................      2.50%       01/24/19            704,820
        400,000  Morgan Stanley .........................      2.65%       01/27/20            402,135
        500,000  Morgan Stanley .........................      5.50%       07/28/21            565,487
        300,000  Morgan Stanley .........................      3.75%       02/25/23            307,567
        450,000  Morgan Stanley .........................      3.88%       04/29/24            460,136
        350,000  Morgan Stanley .........................      6.38%       07/24/42            430,955
        100,000  State Street Corp. .....................      3.55%       08/18/25            102,151
                                                                                        --------------
                                                                                             6,890,775
                                                                                        --------------

                 CHEMICALS - 0.4%
        525,000  Dow Chemical (The) Co. .................      8.55%       05/15/19            635,161
        200,000  Dow Chemical (The) Co. .................      3.00%       11/15/22            193,636
         25,000  Dow Chemical (The) Co. .................      4.25%       10/01/34             23,432
         25,000  Dow Chemical (The) Co. .................      4.63%       10/01/44             22,700
                                                                                        --------------
                                                                                               874,929
                                                                                        --------------

                 COMMUNICATIONS EQUIPMENT - 0.4%
        100,000  Cisco Systems, Inc. ....................      3.00%       06/15/22            102,001
        500,000  Cisco Systems, Inc. ....................      3.63%       03/04/24            524,733
        225,000  Cisco Systems, Inc. ....................      5.90%       02/15/39            275,154
                                                                                        --------------
                                                                                               901,888
                                                                                        --------------

                 CONSUMER FINANCE - 1.6%
         50,000  American Express Co. ...................      8.13%       05/20/19             60,534
        450,000  American Express Co. ...................      3.63%       12/05/24            446,087
        700,000  American Express Credit Corp. ..........      2.13%       07/27/18            706,505
        150,000  American Express Credit Corp. ..........      2.60%       09/14/20            150,786
        175,000  Capital One Financial Corp. ............      2.45%       04/24/19            174,592
        550,000  Capital One Financial Corp. ............      3.75%       04/24/24            547,196
        100,000  Capital One Financial Corp. ............      3.20%       02/05/25             95,659
        150,000  Caterpillar Financial Services Corp. ...      3.25%       12/01/24            147,491
        400,000  Ford Motor Credit Co., LLC .............      2.88%       10/01/18            405,291
        200,000  Ford Motor Credit Co., LLC .............      2.46%       03/27/20            196,043
        100,000  Ford Motor Credit Co., LLC .............      3.22%       01/09/22             96,925
        725,000  Ford Motor Credit Co., LLC .............      4.38%       08/06/23            754,186
                                                                                        --------------
                                                                                             3,781,295
                                                                                        --------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.5%
        325,000  General Electric Capital Corp. .........      4.63%       01/07/21            362,951
        200,000  General Electric Capital Corp. .........      3.45%       05/15/24            209,383
        450,000  General Electric Capital Corp. .........      6.75%       03/15/32            610,374
                                                                                        --------------
                                                                                             1,182,708
                                                                                        --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
        500,000  AT&T, Inc. .............................      1.70%       06/01/17            502,079
         50,000  AT&T, Inc. .............................      2.30%       03/11/19             50,218
        200,000  AT&T, Inc. .............................      2.45%       06/30/20            197,136
        225,000  AT&T, Inc. .............................      3.88%       08/15/21            233,985
        300,000  AT&T, Inc. .............................      3.00%       06/30/22            293,123


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                    DESCRIPTION                     COUPON       MATURITY         VALUE
---------------  ----------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
$       150,000  AT&T, Inc. .............................      3.90%       03/11/24     $      152,807
        300,000  AT&T, Inc. .............................      3.40%       05/15/25            286,928
        100,000  AT&T, Inc. .............................      4.50%       05/15/35             91,770
        325,000  AT&T, Inc. .............................      4.80%       06/15/44            301,588
        100,000  AT&T, Inc. .............................      4.75%       05/15/46             91,983
        956,000  Verizon Communications, Inc. ...........      2.63%       02/21/20            959,823
        325,000  Verizon Communications, Inc. ...........      5.15%       09/15/23            359,615
        400,000  Verizon Communications, Inc. ...........      3.50%       11/01/24            394,042
        231,000  Verizon Communications, Inc. ...........      4.27%       01/15/36            210,177
        249,000  Verizon Communications, Inc. ...........      5.01%       08/21/54            227,541
        472,000  Verizon Communications, Inc. ...........      4.67%       03/15/55            408,114
                                                                                        --------------
                                                                                             4,760,929
                                                                                        --------------

                 ELECTRIC UTILITIES - 3.7%
        100,000  Alabama Power Co. ......................      3.75%       03/01/45             90,711
        675,000  American Electric Power Co., Inc. ......      1.65%       12/15/17            673,277
        300,000  Appalachian Power Co. ..................      4.40%       05/15/44            291,640
        225,000  CenterPoint Energy Houston Electric
                    LLC .................................      2.25%       08/01/22            218,323
        295,000  CenterPoint Energy Houston Electric
                    LLC .................................      4.50%       04/01/44            313,305
        300,000  Commonwealth Edison Co. ................      3.40%       09/01/21            313,248
        250,000  Commonwealth Edison Co. ................      3.70%       03/01/45            229,334
        525,000  Constellation Energy Group, Inc. .......      5.15%       12/01/20            577,960
        350,000  Duke Energy Carolinas LLC ..............      6.00%       01/15/38            440,207
         50,000  Duke Energy Carolinas LLC ..............      3.75%       06/01/45             47,444
        200,000  Duke Energy Corp. ......................      2.10%       06/15/18            202,474
        300,000  Duke Energy Corp. ......................      3.55%       09/15/21            312,552
        325,000  Duke Energy Corp. ......................      3.75%       04/15/24            335,192
         50,000  Exelon Corp. ...........................      3.95%       06/15/25             50,565
         50,000  Exelon Corp. ...........................      5.10%       06/15/45             51,249
        350,000  Florida Power & Light Co. ..............      3.25%       06/01/24            359,702
        210,000  Florida Power & Light Co. ..............      4.05%       06/01/42            210,283
        310,000  Metropolitan Edison Co. (a).............      3.50%       03/15/23            309,304
        200,000  MidAmerican Energy Co. .................      3.50%       10/15/24            207,564
        250,000  MidAmerican Energy Co. .................      4.40%       10/15/44            262,054
        125,000  Monongahela Power Co. (a)...............      5.40%       12/15/43            139,031
        625,000  NV Energy, Inc. ........................      6.25%       11/15/20            729,415
        150,000  Ohio Edison Co. ........................      6.88%       07/15/36            189,645
        150,000  Pacific Gas & Electric Co. .............      3.50%       06/15/25            152,244
        250,000  Pacific Gas & Electric Co. .............      4.30%       03/15/45            248,957
        195,000  Public Service Electric & Gas Co. ......      2.38%       05/15/23            188,515
        275,000  Public Service Electric & Gas Co. ......      3.95%       05/01/42            268,431
        200,000  Southern California Edison Co. .........      3.50%       10/01/23            208,215
        200,000  Southern California Edison Co. .........      3.60%       02/01/45            184,306
        100,000  Southwestern Electric Power Co. ........      6.20%       03/15/40            122,499
        200,000  Virginia Electric & Power Co. ..........      3.45%       02/15/24            204,456


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                    DESCRIPTION                     COUPON       MATURITY         VALUE
---------------  ----------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 ELECTRIC UTILITIES (CONTINUED)
$       375,000  Virginia Electric & Power Co. ..........      4.45%       02/15/44     $      393,663
                                                                                        --------------
                                                                                             8,525,765
                                                                                        --------------

                 FOOD & STAPLES RETAILING - 1.1%
        100,000  CVS Health Corp. .......................      1.90%       07/20/18            100,735
        100,000  CVS Health Corp. .......................      2.80%       07/20/20            101,712
        600,000  CVS Health Corp. .......................      4.00%       12/05/23            636,759
        100,000  CVS Health Corp. .......................      3.88%       07/20/25            103,286
        150,000  CVS Health Corp. .......................      5.13%       07/20/45            161,874
        250,000  Kroger (The) Co. .......................      3.30%       01/15/21            256,839
        300,000  Kroger (The) Co. .......................      5.15%       08/01/43            318,003
        325,000  Wal-Mart Stores, Inc. ..................      3.30%       04/22/24            336,453
        475,000  Wal-Mart Stores, Inc. ..................      5.63%       04/15/41            575,298
                                                                                        --------------
                                                                                             2,590,959
                                                                                        --------------

                 FOOD PRODUCTS - 0.5%
         50,000  JM Smucker (The) Co. (a)................      1.75%       03/15/18             50,144
        150,000  JM Smucker (The) Co. (a)................      3.50%       03/15/25            149,365
         50,000  JM Smucker (The) Co. ...................      3.50%       03/15/25             49,788
         50,000  JM Smucker (The) Co. (a)................      4.38%       03/15/45             48,237
        200,000  Kraft Foods Group, Inc. ................      5.00%       06/04/42            205,896
        150,000  Kraft Heinz Foods Co. (a)...............      2.80%       07/02/20            151,147
        150,000  Kraft Heinz Foods Co. (a)...............      3.50%       07/15/22            153,453
        200,000  Kraft Heinz Foods Co. (a)...............      3.95%       07/15/25            205,042
        100,000  Kraft Heinz Foods Co. (a)...............      5.20%       07/15/45            106,313
                                                                                        --------------
                                                                                             1,119,385
                                                                                        --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
        210,000  Becton Dickinson and Co. ...............      1.80%       12/15/17            211,034
        225,000  Becton Dickinson and Co. ...............      2.68%       12/15/19            227,742
        100,000  Becton Dickinson and Co. ...............      3.73%       12/15/24            101,995
         50,000  Becton Dickinson and Co. ...............      4.69%       12/15/44             50,239
        150,000  Medtronic, Inc. ........................      2.50%       03/15/20            152,116
        200,000  Medtronic, Inc. ........................      3.15%       03/15/22            203,034
        400,000  Medtronic, Inc. ........................      3.50%       03/15/25            408,628
        300,000  Medtronic, Inc. ........................      4.63%       03/15/45            310,082
                                                                                        --------------
                                                                                             1,664,870
                                                                                        --------------

                 HEALTH CARE PROVIDERS & SERVICES - 0.7%
        550,000  UnitedHealth Group, Inc. ...............      1.63%       03/15/19            546,513
        275,000  UnitedHealth Group, Inc. ...............      4.70%       02/15/21            306,319
        550,000  UnitedHealth Group, Inc. ...............      2.88%       12/15/21            558,787
         50,000  UnitedHealth Group, Inc. ...............      3.75%       07/15/25             51,745
        150,000  UnitedHealth Group, Inc. ...............      6.88%       02/15/38            200,126
         50,000  UnitedHealth Group, Inc. ...............      4.75%       07/15/45             52,910
                                                                                        --------------
                                                                                             1,716,400
                                                                                        --------------

                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
        525,000  NextEra Energy Capital Holdings, Inc. ..      2.40%       09/15/19            523,942
                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                    DESCRIPTION                     COUPON       MATURITY         VALUE
---------------  ----------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 INDUSTRIAL CONGLOMERATES - 0.2%
$       375,000  General Electric Co. ...................      4.50%       03/11/44     $      389,557
                                                                                        --------------

                 INSURANCE - 1.4%
        400,000  American International Group, Inc. .....      3.38%       08/15/20            417,899
        200,000  American International Group, Inc. .....      4.13%       02/15/24            210,488
         50,000  American International Group, Inc. .....      3.88%       01/15/35             46,146
        200,000  American International Group, Inc. .....      6.25%       05/01/36            242,751
        150,000  Hartford Financial Services Group
                    (The), Inc. .........................      5.13%       04/15/22            166,577
        150,000  Hartford Financial Services Group
                    (The), Inc. .........................      5.95%       10/15/36            175,338
        425,000  MetLife, Inc. ..........................      3.60%       04/10/24            433,364
        100,000  MetLife, Inc. ..........................      3.00%       03/01/25             97,008
        300,000  MetLife, Inc. ..........................      4.88%       11/13/43            316,983
        575,000  Prudential Financial, Inc. .............      3.50%       05/15/24            579,181
        225,000  Prudential Financial, Inc. .............      4.60%       05/15/44            227,820
        325,000  Travelers (The) Cos., Inc. .............      6.75%       06/20/36            426,117
                                                                                        --------------
                                                                                             3,339,672
                                                                                        --------------

                 IT SERVICES - 0.3%
        500,000  International Business Machines
                    Corp. ...............................      1.63%       05/15/20            493,855
        100,000  International Business Machines
                    Corp. ...............................      3.63%       02/12/24            103,157
                                                                                        --------------
                                                                                               597,012
                                                                                        --------------

                 MACHINERY - 0.3%
        650,000  Caterpillar, Inc. ......................      3.90%       05/27/21            700,657
                                                                                        --------------

                 MEDIA - 1.9%
        300,000  21st Century Fox America, Inc. .........      3.00%       09/15/22            296,112
        175,000  21st Century Fox America, Inc. .........      5.40%       10/01/43            186,075
        275,000  CBS Corp. ..............................      2.30%       08/15/19            273,021
        385,000  CCO Safari II LLC (a)...................      4.91%       07/23/25            383,744
        100,000  CCO Safari II LLC (a)...................      6.48%       10/23/45            101,151
        500,000  Comcast Corp. ..........................      2.85%       01/15/23            498,621
        200,000  Comcast Corp. ..........................      3.38%       08/15/25            201,785
        675,000  Comcast Corp. ..........................      4.25%       01/15/33            672,077
        175,000  NBCUniversal Media LLC .................      2.88%       01/15/23            173,535
        150,000  Time Warner Cable, Inc. ................      6.75%       07/01/18            167,017
        100,000  Time Warner Cable, Inc. ................      4.50%       09/15/42             79,340
        350,000  Time Warner, Inc. ......................      4.88%       03/15/20            388,391
        100,000  Time Warner, Inc. ......................      3.60%       07/15/25             98,120
        200,000  Time Warner, Inc. ......................      6.50%       11/15/36            233,096
         50,000  Viacom, Inc. ...........................      2.75%       12/15/19             50,239
        125,000  Viacom, Inc. ...........................      3.88%       04/01/24            117,394
         50,000  Viacom, Inc. ...........................      4.85%       12/15/34             43,325
         50,000  Viacom, Inc. ...........................      6.88%       04/30/36             52,092
        375,000  Walt Disney (The) Co. ..................      4.13%       06/01/44            377,259
                                                                                        --------------
                                                                                             4,392,394
                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                    DESCRIPTION                     COUPON       MATURITY         VALUE
---------------  ----------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 METALS & MINING - 0.3%
$       500,000  Freeport-McMoRan, Inc. .................      2.38%       03/15/18     $      440,000
        275,000  Newmont Mining Corp. ...................      5.13%       10/01/19            290,865
                                                                                        --------------
                                                                                               730,865
                                                                                        --------------

                 MULTI-UTILITIES - 0.4%
        230,000  Consolidated Edison Co. of New York,
                    Inc. ................................      3.30%       12/01/24            232,231
        335,000  Consolidated Edison Co. of New York,
                    Inc. ................................      4.45%       03/15/44            343,470
         50,000  Dominion Gas Holdings LLC ..............      2.50%       12/15/19             50,560
         50,000  Dominion Gas Holdings LLC ..............      4.60%       12/15/44             47,698
        200,000  Dominion Resources, Inc. ...............      5.20%       08/15/19            221,609
                                                                                        --------------
                                                                                               895,568
                                                                                        --------------

                 OIL, GAS & CONSUMABLE FUELS - 3.0%
        175,000  Chevron Corp. ..........................      2.19%       11/15/19            176,991
        200,000  Chevron Corp. ..........................      1.96%       03/03/20            199,290
        200,000  ConocoPhillips .........................      5.75%       02/01/19            224,791
        225,000  ConocoPhillips .........................      6.50%       02/01/39            272,711
        350,000  ConocoPhillips Co. .....................      2.40%       12/15/22            330,171
         50,000  ConocoPhillips Co. .....................      4.15%       11/15/34             47,555
        160,000  Continental Resources, Inc. ............      4.50%       04/15/23            139,155
        100,000  Continental Resources, Inc. ............      4.90%       06/01/44             71,722
        325,000  Devon Energy Corp. .....................      3.25%       05/15/22            312,544
        175,000  Devon Energy Corp. .....................      5.60%       07/15/41            169,644
        185,000  Enbridge Energy Partners L.P. ..........      5.50%       09/15/40            166,922
         50,000  Energy Transfer Partners L.P. ..........      4.15%       10/01/20             50,631
        300,000  Energy Transfer Partners L.P. ..........      3.60%       02/01/23            270,503
         50,000  Energy Transfer Partners L.P. ..........      4.05%       03/15/25             44,271
         50,000  Energy Transfer Partners L.P. ..........      4.75%       01/15/26             46,096
        175,000  Energy Transfer Partners L.P. ..........      6.50%       02/01/42            161,068
         50,000  Energy Transfer Partners L.P. ..........      6.13%       12/15/45             44,533
        200,000  Enterprise Products Operating LLC ......      1.65%       05/07/18            198,761
        400,000  Enterprise Products Operating LLC ......      3.70%       02/15/26            378,780
        150,000  Enterprise Products Operating LLC ......      4.90%       05/15/46            136,352
        150,000  Exxon Mobil Corp. ......................      2.71%       03/06/25            147,010
        200,000  Exxon Mobil Corp. ......................      3.57%       03/06/45            189,171
        350,000  Kinder Morgan Energy Partners L.P. .....      3.95%       09/01/22            329,158
        175,000  Kinder Morgan Energy Partners L.P. .....      6.95%       01/15/38            173,897
        300,000  Kinder Morgan, Inc. ....................      3.05%       12/01/19            294,833
        300,000  Kinder Morgan, Inc. ....................      4.30%       06/01/25            270,022
         50,000  Kinder Morgan, Inc. ....................      5.05%       02/15/46             39,808
        750,000  ONEOK Partners L.P. ....................      2.00%       10/01/17            745,574
        175,000  ONEOK Partners L.P. ....................      3.38%       10/01/22            157,647
         75,000  Phillips 66 ............................      4.30%       04/01/22             78,697
         75,000  Phillips 66 ............................      5.88%       05/01/42             81,461
        400,000  Pioneer Natural Resources Co. ..........      3.95%       07/15/22            396,123
        100,000  Plains All American Pipeline L.P./PAA
                    Finance Corp. .......................      4.65%       10/15/25            100,567


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                    DESCRIPTION                     COUPON       MATURITY         VALUE
---------------  ----------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
$       350,000  Spectra Energy Capital LLC .............      3.30%       03/15/23     $      314,837
        125,000  Valero Energy Corp. ....................      6.63%       06/15/37            137,718
         50,000  Valero Energy Corp. ....................      4.90%       03/15/45             44,675
                                                                                        --------------
                                                                                             6,943,689
                                                                                        --------------

                 PHARMACEUTICALS - 0.8%
         75,000  Merck & Co, Inc. .......................      1.85%       02/10/20             75,214
         50,000  Merck & Co, Inc. .......................      3.70%       02/10/45             45,994
      1,000,000  Novartis Capital Corp. .................      3.40%       05/06/24          1,036,983
        400,000  Pfizer, Inc. ...........................      3.40%       05/15/24            408,326
        250,000  Pfizer, Inc. ...........................      4.40%       05/15/44            251,771
                                                                                        --------------
                                                                                             1,818,288
                                                                                        --------------

                 REAL ESTATE INVESTMENT TRUSTS - 0.2%
        375,000  Boston Properties L.P. .................      3.85%       02/01/23            384,690
                                                                                        --------------

                 ROAD & RAIL - 1.1%
        350,000  Burlington Northern Santa Fe LLC .......      3.00%       03/15/23            345,243
        200,000  Burlington Northern Santa Fe LLC .......      5.15%       09/01/43            214,544
        200,000  CSX Corp. ..............................      6.25%       03/15/18            222,126
        425,000  CSX Corp. ..............................      3.40%       08/01/24            431,032
        200,000  CSX Corp. ..............................      4.50%       08/01/54            186,262
        425,000  Ryder System, Inc. .....................      2.45%       09/03/19            426,686
        300,000  Ryder System, Inc. .....................      2.65%       03/02/20            299,289
        300,000  Union Pacific Corp. ....................      3.75%       03/15/24            316,986
         70,000  Union Pacific Corp. ....................      4.85%       06/15/44             76,824
        150,000  Union Pacific Corp. ....................      4.15%       01/15/45            149,370
                                                                                        --------------
                                                                                             2,668,362
                                                                                        --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
        375,000  Intel Corp. ............................      2.70%       12/15/22            368,822
        100,000  Intel Corp. ............................      3.70%       07/29/25            102,720
        160,000  Intel Corp. ............................      4.80%       10/01/41            165,852
        100,000  Intel Corp. ............................      4.90%       07/29/45            103,761
                                                                                        --------------
                                                                                               741,155
                                                                                        --------------

                 SOFTWARE - 0.8%
         75,000  Microsoft Corp. ........................      1.85%       02/12/20             75,519
        200,000  Microsoft Corp. ........................      2.38%       02/12/22            199,671
        150,000  Microsoft Corp. ........................      3.63%       12/15/23            159,296
         50,000  Microsoft Corp. ........................      3.50%       02/12/35             46,588
        275,000  Microsoft Corp. ........................      4.88%       12/15/43            297,924
        100,000  Oracle Corp. ...........................      2.50%       05/15/22             98,635
        200,000  Oracle Corp. ...........................      3.63%       07/15/23            208,355
        250,000  Oracle Corp. ...........................      3.40%       07/08/24            253,951
        400,000  Oracle Corp. ...........................      5.38%       07/15/40            446,308
                                                                                        --------------
                                                                                             1,786,247
                                                                                        --------------

                 SPECIALTY RETAIL - 0.4%
        600,000  Home Depot (The), Inc. .................      4.40%       04/01/21            662,120


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                    DESCRIPTION                     COUPON       MATURITY         VALUE
---------------  ----------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 SPECIALTY RETAIL (CONTINUED)
$       200,000  Home Depot (The), Inc. .................      5.40%       09/15/40     $      233,212
                                                                                        --------------
                                                                                               895,332
                                                                                        --------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
        250,000  Apple, Inc. ............................      2.85%       05/06/21            256,593
        375,000  Apple, Inc. ............................      2.40%       05/03/23            363,819
         50,000  Apple, Inc. ............................      3.85%       05/04/43             45,711
        100,000  Apple, Inc. ............................      4.45%       05/06/44             99,769
         50,000  Apple, Inc. ............................      3.45%       02/09/45             42,439
        150,000  EMC Corp. ..............................      1.88%       06/01/18            150,430
         50,000  Hewlett Packard Enterprise Co. (a)......      2.45%       10/05/17             49,972
         50,000  Hewlett Packard Enterprise Co. (a)......      2.85%       10/05/18             49,936
         50,000  Hewlett Packard Enterprise Co. (a)......      4.40%       10/15/22             49,901
         50,000  Hewlett Packard Enterprise Co. (a)......      4.90%       10/15/25             49,863
         50,000  Hewlett Packard Enterprise Co. (a)......      6.35%       10/15/45             49,966
                                                                                        --------------
                                                                                             1,208,399
                                                                                        --------------

                 TOBACCO - 0.4%
        200,000  Altria Group, Inc. .....................      10.20%      02/06/39            324,222
        100,000  Reynolds American, Inc. ................      4.00%       06/12/22            104,645
        200,000  Reynolds American, Inc. ................      4.45%       06/12/25            209,675
        250,000  Reynolds American, Inc. ................      5.85%       08/15/45            279,169
                                                                                        --------------
                                                                                               917,711
                                                                                        --------------
                 TOTAL CORPORATE BONDS AND NOTES......................................      83,746,326
                 (Cost $84,603,361)                                                     --------------

U.S. GOVERNMENT BONDS AND NOTES - 5.5%
        275,000  U.S. Treasury Bond .....................      5.38%       02/15/31            381,770
      1,590,000  U.S. Treasury Bond .....................      4.50%       02/15/36          2,085,468
        750,000  U.S. Treasury Bond .....................      3.00%       05/15/45            767,715
        150,000  U.S. Treasury Note .....................      0.25%       05/15/16            150,032
        825,000  U.S. Treasury Note (b) .................      0.88%       10/15/17            828,556
      2,900,000  U.S. Treasury Note .....................      1.38%       09/30/18          2,938,062
      2,900,000  U.S. Treasury Note .....................      1.38%       08/31/20          2,903,814
      2,575,000  U.S. Treasury Note .....................      1.88%       08/31/22          2,597,197
        150,000  U.S. Treasury Note .....................      2.00%       08/15/25            149,234
                                                                                        --------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES................................      12,801,848
                 (Cost $12,725,629)                                                     --------------


FOREIGN CORPORATE BONDS AND NOTES - 0.7%

                 CAPITAL MARKETS - 0.1%
        200,000  Credit Suisse ..........................      5.40%       01/14/20            221,917
                                                                                        --------------

                 CHEMICALS - 0.1%
        125,000  LYB International Finance, B.V. ........      4.88%       03/15/44            118,871


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                    DESCRIPTION                     COUPON       MATURITY         VALUE
---------------  ----------------------------------------  ------------  -------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                 CHEMICALS (CONTINUED)
$       100,000  LyondellBasell Industries N.V. .........      4.63%       02/26/55     $       85,157
                                                                                        --------------
                                                                                               204,028
                                                                                        --------------

                 OIL, GAS & CONSUMABLE FUELS - 0.1%
        125,000  Encana Corp. ...........................      6.63%       08/15/37            112,368
        100,000  Encana Corp. ...........................      5.15%       11/15/41             79,156
                                                                                        --------------
                                                                                               191,524
                                                                                        --------------

                 PHARMACEUTICALS - 0.4%
        150,000  Actavis Funding SCS ....................      2.35%       03/12/18            150,686
        375,000  Actavis Funding SCS ....................      3.00%       03/12/20            376,266
        200,000  Actavis Funding SCS ....................      3.45%       03/15/22            197,990
        250,000  Actavis Funding SCS ....................      3.80%       03/15/25            241,983
        100,000  Actavis Funding SCS ....................      4.75%       03/15/45             91,139
                                                                                        --------------
                                                                                             1,058,064
                                                                                        --------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES..............................       1,675,533
                 (Cost $1,779,349)                                                      --------------

                 TOTAL INVESTMENTS - 98.6%............................................     228,480,722
                 (Cost $231,428,501) (c)

                 NET OTHER ASSETS AND LIABILITIES - 1.4%..............................       3,219,268
                                                                                        --------------
                 NET ASSETS - 100.0%..................................................  $  231,699,990
                                                                                        ==============

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgement. At September 30, 2015, securities noted as such amounted to $2,046,569 or 0.88% of net assets.

(b) All or a portion of this security is segregated as collateral for open futures contracts.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,302,486 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,250,265.


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   130,257,015  $ 130,257,015  $            --  $           --
Corporate Bonds and Notes*....................       83,746,326             --       83,746,326              --
U.S. Government Bonds and Notes...............       12,801,848             --       12,801,848              --
Foreign Corporate Bonds and Notes*............        1,675,533             --        1,675,533              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   228,480,722  $ 130,257,015  $    98,223,707  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Futures Contracts.............................  $      (120,188) $    (120,188) $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.


OPEN FUTURES CONTRACTS AT SEPTEMBER 30, 2015 (see Note 2C - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                 UNREALIZED
                                                  NUMBER OF     EXPIRATION                     APPRECIATION/
SHORT FUTURES CONTRACTS                           CONTRACTS        MONTH      NOTIONAL VALUE   (DEPRECIATION)
----------------------------------------------  -------------  ------------- ----------------  --------------
U.S. Treasury 5-Year Notes                           17          Dec-2015    $      2,048,765  $      (11,993)
U.S. Treasury 10-Year Notes                          79          Dec-2015          10,170,016        (108,195)
                                                                             ----------------  --------------
       Total Futures Contracts                                               $     12,218,781  $     (120,188)
                                                                             ================  ==============

---------------------------------------------------------------
ASSET ALLOCATION                                % OF NET ASSETS
---------------------------------------------------------------
Common Stocks                                        56.2%
Corporate Bonds & Notes                              36.2
U.S. Government Bonds & Notes                         5.5
Foreign Corporate Bonds & Notes                       0.7
                                                    ------
Total Investments                                    98.6
Net Other Assets & Liabilities                        1.4
                                                    ------
Net Assets                                          100.0%
                                                    ======


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                     VALUE
---------------  ---------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 45.2%

         59,740  First Trust Preferred Securities and Income ETF (a)..................  $    1,120,125
         38,520  First Trust Senior Loan Fund (a).....................................       1,864,368
         17,640  First Trust Tactical High Yield ETF (a)..............................         849,190
            335  iShares 20+ Year Treasury Bond ETF...................................          41,386
          1,040  iShares 7-10 Year Treasury Bond ETF..................................         112,185
          9,840  iShares iBoxx $ Investment Grade Corporate Bond ETF..................       1,142,326
          3,467  iShares MBS ETF......................................................         380,052
            265  Vanguard Mortgage-Backed Securities ETF..............................          14,140
                                                                                        --------------
                 TOTAL EXCHANGE-TRADED FUNDS..........................................       5,523,772
                 (Cost $5,633,698)                                                      --------------


COMMON STOCKS -- 22.3%

                 AEROSPACE & DEFENSE -- 1.1%
            323  Boeing (The) Co......................................................          42,297
            315  General Dynamics Corp................................................          43,454
            453  Honeywell International, Inc.........................................          42,895
                                                                                        --------------
                                                                                               128,646
                                                                                        --------------

                 AUTO COMPONENTS -- 0.3%
            883  Johnson Controls, Inc................................................          36,521
                                                                                        --------------

                 AUTOMOBILES -- 0.3%
            353  Toyota Motor Corp., ADR..............................................          41,400
                                                                                        --------------

                 BANKS -- 1.1%
            780  JPMorgan Chase & Co..................................................          47,557
          1,067  U.S. Bancorp.........................................................          43,758
            938  Wells Fargo & Co.....................................................          48,166
                                                                                        --------------
                                                                                               139,481
                                                                                        --------------

                 BEVERAGES -- 0.3%
            376  Anheuser-Busch InBev N.V., ADR.......................................          39,976
                                                                                        --------------

                 CAPITAL MARKETS -- 0.9%
            339  Ameriprise Financial, Inc............................................          36,995
            118  BlackRock, Inc.......................................................          35,101
          1,230  Invesco Ltd..........................................................          38,413
                                                                                        --------------
                                                                                               110,509
                                                                                        --------------

                 CHEMICALS -- 0.6%
            396  International Flavors & Fragrances, Inc..............................          40,891
            395  LyondellBasell Industries N.V., Class A..............................          32,927
                                                                                        --------------
                                                                                                73,818
                                                                                        --------------

                 COMMUNICATIONS EQUIPMENT -- 0.7%
          1,668  Cisco Systems, Inc...................................................          43,785
            592  Harris Corp..........................................................          43,305
                                                                                        --------------
                                                                                                87,090
                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                     VALUE
---------------  ---------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 CONSUMER FINANCE -- 0.3%
            514  Capital One Financial Corp...........................................  $       37,275
                                                                                        --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
            852  Verizon Communications, Inc..........................................          37,071
                                                                                        --------------

                 ELECTRIC UTILITIES -- 0.9%
            273  American Electric Power Co., Inc.....................................          15,523
            550  Eversource Energy....................................................          27,841
            462  ITC Holdings Corp....................................................          15,403
            466  NextEra Energy, Inc..................................................          45,458
                                                                                        --------------
                                                                                               104,225
                                                                                        --------------

                 ELECTRICAL EQUIPMENT -- 0.3%
            648  Eaton Corp. PLC......................................................          33,242
                                                                                        --------------

                 ENERGY EQUIPMENT & SERVICES -- 0.2%
            423  Schlumberger Ltd.....................................................          29,174
                                                                                        --------------

                 FOOD & STAPLES RETAILING -- 0.9%
            514  CVS Health Corp......................................................          49,591
            651  Walgreens Boots Alliance, Inc........................................          54,098
                                                                                        --------------
                                                                                               103,689
                                                                                        --------------

                 GAS UTILITIES -- 1.1%
            665  Atmos Energy Corp....................................................          38,690
            300  Chesapeake Utilities Corp............................................          15,924
            795  New Jersey Resources Corp............................................          23,874
            343  ONE Gas, Inc.........................................................          15,548
            702  Piedmont Natural Gas Co., Inc........................................          28,129
            446  UGI Corp.............................................................          15,530
                                                                                        --------------
                                                                                               137,695
                                                                                        --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
            990  Abbott Laboratories..................................................          39,818
                                                                                        --------------

                 HEALTH CARE PROVIDERS & SERVICES -- 1.2%
            505  Aetna, Inc...........................................................          55,252
            534  AmerisourceBergen Corp...............................................          50,725
            588  Cardinal Health, Inc.................................................          45,170
                                                                                        --------------
                                                                                               151,147
                                                                                        --------------

                 HOTELS, RESTAURANTS & LEISURE -- 0.5%
          1,095  Starbucks Corp.......................................................          62,240
                                                                                        --------------

                 INDUSTRIAL CONGLOMERATES -- 0.3%
            448  Siemens AG, ADR......................................................          40,006
                                                                                        --------------

                 INSURANCE -- 1.5%
          1,370  FNF Group............................................................          48,594
          1,115  Hartford Financial Services Group (The), Inc.........................          51,045
          1,413  Horace Mann Educators Corp...........................................          46,940
            776  MetLife, Inc.........................................................          36,588
                                                                                        --------------
                                                                                               183,167
                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                     VALUE
---------------  ---------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 IT SERVICES -- 0.4%
            514  Accenture PLC, Class A...............................................  $       50,506
                                                                                        --------------

                 MACHINERY -- 0.7%
            306  Cummins, Inc.........................................................          33,225
            347  Snap-on, Inc.........................................................          52,376
                                                                                        --------------
                                                                                                85,601
                                                                                        --------------

                 MEDIA -- 0.4%
            465  Walt Disney (The) Co.................................................          47,523
                                                                                        --------------

                 MULTI-UTILITIES -- 1.3%
            132  Alliant Energy Corp..................................................           7,721
            221  CMS Energy Corp......................................................           7,806
            436  Dominion Resources, Inc..............................................          30,686
            339  National Grid PLC, ADR...............................................          23,605
            430  NiSource, Inc........................................................           7,976
            565  Public Service Enterprise Group, Inc.................................          23,820
            326  Sempra Energy........................................................          31,531
            452  WEC Energy Group, Inc................................................          23,603
                                                                                        --------------
                                                                                               156,748
                                                                                        --------------

                 OIL, GAS & CONSUMABLE FUELS -- 2.0%
            420  Chevron Corp.........................................................          33,130
          1,170  Enbridge Income Fund Holdings, Inc. (CAD)............................          27,459
            198  Enbridge, Inc........................................................           7,352
            747  Inter Pipeline Ltd. (CAD)............................................          13,781
          2,837  Kinder Morgan, Inc...................................................          78,528
          1,247  TransCanada Corp.....................................................          39,380
            786  Valero Energy Corp...................................................          47,239
                                                                                        --------------
                                                                                               246,869
                                                                                        --------------

                 PHARMACEUTICALS -- 0.7%
            751  Sanofi, ADR..........................................................          35,650
            872  Teva Pharmaceutical Industries Ltd., ADR.............................          49,233
                                                                                        --------------
                                                                                                84,883
                                                                                        --------------

                 ROAD & RAIL -- 0.3%
            440  Union Pacific Corp...................................................          38,900
                                                                                        --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.1%
          1,066  Broadcom Corp., Class A..............................................          54,824
          1,211  Intel Corp...........................................................          36,500
            799  Texas Instruments, Inc...............................................          39,566
                                                                                        --------------
                                                                                               130,890
                                                                                        --------------

                 SOFTWARE -- 0.7%
          1,045  Microsoft Corp.......................................................          46,252
          1,066  Oracle Corp..........................................................          38,504
                                                                                        --------------
                                                                                                84,756
                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                     VALUE
---------------  ---------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 SPECIALTY RETAIL -- 0.9%
            735  Foot Locker, Inc.....................................................  $       52,898
            436  Home Depot (The), Inc................................................          50,354
                                                                                        --------------
                                                                                               103,252
                                                                                        --------------

                 TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
            614  VF Corp..............................................................          41,881
                                                                                        --------------

                 TOBACCO -- 0.3%
            366  British American Tobacco PLC, ADR....................................          40,289
                                                                                        --------------
                 TOTAL COMMON STOCKS..................................................       2,728,288
                 (Cost $2,882,505)                                                      --------------

REAL ESTATE INVESTMENT TRUSTS -- 12.1%

                 DIVERSIFIED REITS -- 0.5%
          7,303  Lexington Realty Trust...............................................          59,154
                                                                                        --------------

                 HEALTH CARE REITS -- 1.5%
          1,035  National Health Investors, Inc.......................................          59,502
          1,779  Omega Healthcare Investors, Inc......................................          62,532
          2,468  Sabra Health Care REIT, Inc..........................................          57,208
                                                                                        --------------
                                                                                               179,242
                                                                                        --------------

                 HOTEL & RESORT REITS -- 1.7%
          1,982  Chesapeake Lodging Trust.............................................          51,651
          3,275  Host Hotels & Resorts, Inc...........................................          51,778
          1,846  LaSalle Hotel Properties.............................................          52,408
          2,059  RLJ Lodging Trust....................................................          52,031
                                                                                        --------------
                                                                                               207,868
                                                                                        --------------

                 INDUSTRIAL REITS -- 0.9%
          1,550  Prologis, Inc........................................................          60,295
          2,866  Terreno Realty Corp..................................................          56,288
                                                                                        --------------
                                                                                               116,583
                                                                                        --------------

                 OFFICE REITS -- 0.5%
          3,147  BioMed Realty Trust, Inc.............................................          62,877
                                                                                        --------------

                 RESIDENTIAL REITS -- 1.5%
            816  Camden Property Trust................................................          60,302
          1,050  Equity LifeStyle Properties, Inc.....................................          61,499
            757  Mid-America Apartment Communities, Inc...............................          61,976
                                                                                        --------------
                                                                                               183,777
                                                                                        --------------

                 RETAIL REITS -- 2.0%
          2,565  Brixmor Property Group, Inc..........................................          60,226
          2,552  Kimco Realty Corp....................................................          62,345
          1,676  National Retail Properties, Inc......................................          60,789
            326  Simon Property Group, Inc............................................          59,893
                                                                                        --------------
                                                                                               243,253
                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                     VALUE
---------------  ---------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                 SPECIALIZED REITS -- 3.5%
          1,921  Corrections Corp. of America.........................................  $       56,746
          1,773  CyrusOne, Inc........................................................          57,906
            913  Digital Realty Trust, Inc............................................          59,637
          1,150  EPR Properties.......................................................          59,306
            790  Extra Space Storage, Inc.............................................          60,956
            300  InfraREIT, Inc.......................................................           7,104
          1,421  QTS Realty Trust, Inc., Class A......................................          62,083
            646  Sovran Self Storage, Inc.............................................          60,918
                                                                                        --------------
                                                                                               424,656
                                                                                        --------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS..................................       1,477,410
                 (Cost $1,579,878)                                                      --------------

   PRINCIPAL                                                  STATED        STATED
     VALUE                    DESCRIPTION                     COUPON       MATURITY         VALUE
---------------  ----------------------------------------  ------------  -------------  --------------
U.S. GOVERNMENT BONDS AND NOTES -- 8.1%

$        22,245  U.S. Treasury Inflation Indexed Bond....      2.00%       01/15/26             24,985
         18,343  U.S. Treasury Inflation Indexed Bond....      2.38%       01/15/27             21,492
         27,340  U.S. Treasury Inflation Indexed Bond....      1.75%       01/15/28             30,260
         16,674  U.S. Treasury Inflation Indexed Bond....      2.50%       01/15/29             20,033
         39,126  U.S. Treasury Inflation Indexed Bond....      3.38%       04/15/32             53,706
         14,354  U.S. Treasury Inflation Indexed Bond....      2.13%       02/15/40             16,958
         20,488  U.S. Treasury Inflation Indexed Bond....      2.13%       02/15/41             24,343
          9,294  U.S. Treasury Inflation Indexed Bond....      0.75%       02/15/42              8,157
         54,600  U.S. Treasury Inflation Indexed Bond....      0.63%       02/15/43             46,125
         11,059  U.S. Treasury Inflation Indexed Bond....      1.38%       02/15/44             11,246
         10,439  U.S. Treasury Inflation Indexed Bond....      0.75%       02/15/45              9,076
         79,225  U.S. Treasury Inflation Indexed Note....      0.13%       04/15/17             78,964
         58,125  U.S. Treasury Inflation Indexed Note....      0.13%       04/15/18             58,080
         22,134  U.S. Treasury Inflation Indexed Note....      1.38%       07/15/18             23,027
         80,360  U.S. Treasury Inflation Indexed Note....      0.13%       04/15/19             80,118
         39,068  U.S. Treasury Inflation Indexed Note....      1.38%       01/15/20             41,031
         10,191  U.S. Treasury Inflation Indexed Note....      0.13%       04/15/20             10,133
         33,924  U.S. Treasury Inflation Indexed Note....      1.25%       07/15/20             35,646
         44,948  U.S. Treasury Inflation Indexed Note....      1.13%       01/15/21             46,753
         27,531  U.S. Treasury Inflation Indexed Note....      0.63%       07/15/21             27,944
         45,235  U.S. Treasury Inflation Indexed Note....      0.13%       01/15/22             44,129
         34,247  U.S. Treasury Inflation Indexed Note....      0.13%       07/15/22             33,434
         55,832  U.S. Treasury Inflation Indexed Note....      0.13%       01/15/23             53,889
         22,561  U.S. Treasury Inflation Indexed Note....      0.38%       07/15/23             22,196
         22,502  U.S. Treasury Inflation Indexed Note....      0.63%       01/15/24             22,419
         55,481  U.S. Treasury Inflation Indexed Note....      0.13%       07/15/24             52,999
         31,236  U.S. Treasury Inflation Indexed Note....      0.25%       01/15/25             29,968
         36,084  U.S. Treasury Inflation Indexed Note....      2.38%       01/15/25             41,567
         17,108  U.S. Treasury Inflation Indexed Note....      0.38%       07/15/25             16,678
                                                                                        --------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES................................         985,356
                 (Cost $1,010,952)                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

     UNITS                                  DESCRIPTION                                     VALUE
---------------  ---------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS -- 7.5%

                 CHEMICALS -- 0.2%
          1,585  Westlake Chemical Partners, L.P......................................  $       27,737
                                                                                        --------------

                 GAS UTILITIES -- 0.4%
          1,272  AmeriGas Partners, L.P...............................................          52,826
                                                                                        --------------

                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.3%
          1,640  NextEra Energy Partners, L.P.........................................          35,752
                                                                                        --------------

                 OIL, GAS & CONSUMABLE FUELS -- 6.6%
            660  Alliance Holdings GP, L.P............................................          20,434
          1,585  Alliance Resource Partners, L.P......................................          35,282
          2,281  Columbia Pipeline Partners, L.P......................................          28,877
          3,015  Enbridge Energy Partners, L.P........................................          74,531
          5,201  Enterprise Products Partners, L.P....................................         129,505
            793  EQT Midstream Partners, L.P..........................................          52,600
          2,630  Holly Energy Partners, L.P...........................................          76,349
          1,359  Magellan Midstream Partners, L.P.....................................          81,689
          1,762  Plains All American Pipeline, L.P....................................          53,530
          1,816  Spectra Energy Partners, L.P.........................................          73,040
          1,126  Tallgrass Energy Partners, L.P.......................................          44,241
          1,445  Targa Resources Partners, L.P........................................          41,963
            904  TC PipeLines, L.P....................................................          43,039
          1,587  TransMontaigne Partners, L.P.........................................          43,166
                                                                                        --------------
                                                                                               798,246
                                                                                        --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS....................................         914,561
                 (Cost $1,101,207)                                                      --------------

   PRINCIPAL                                                  STATED        STATED
     VALUE                    DESCRIPTION                     COUPON       MATURITY         VALUE
---------------  ----------------------------------------  ------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 1.4%

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.7%
                 Fannie Mae REMICS
$           346       Series 1988-16, Class B............      9.50%       06/25/18                365
            518       Series 1989-69, Class G............      7.60%       10/25/19                557
          4,272       Series 1990-109, Class J...........      7.00%       09/25/20              4,569
          2,056       Series 1992-24, Class Z............      6.50%       04/25/22              2,261
            524       Series 1992-44, Class ZQ...........      8.00%       07/25/22                548
          4,168       Series 1993-1, Class KA............      7.90%       01/25/23              4,745
          2,937       Series 1993-62, Class E............      7.00%       04/25/23              3,321
          1,030       Series 1993-119, Class H...........      6.50%       07/25/23              1,150
            442       Series 2003-9, Class EB............      5.00%       02/25/18                458
          3,745       Series 2003-28, Class GA...........      4.00%       10/25/32              3,761
            179       Series 2003-131, Class CG..........      5.50%       05/25/33                179
          4,201       Series 2005-27, Class YC...........      5.50%       02/25/35              4,251
          4,593       Series 2005-46, Class LW...........      5.00%       06/25/20              4,748
            644       Series 2005-48, Class MD...........      5.00%       04/25/34                669
          6,762       Series 2005-70, Class KJ...........      5.50%       09/25/34              6,989
          2,065       Series 2005-120, Class NF (b)......      0.29%       01/25/21              2,065
          3,442       Series 2009-81, Class AD...........      4.50%       09/25/37              3,478
          3,752       Series 2010-39, Class PG...........      4.00%       06/25/38              3,824
          1,514       Series 2011-38, Class AH...........      2.75%       05/25/20              1,546
          7,319       Series 2013-31, Class NT...........      3.00%       04/25/43              7,492


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                    DESCRIPTION                     COUPON       MATURITY         VALUE
---------------  ----------------------------------------  ------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                 FHLMC - GNMA
$           799     Series 1993-5, Class HA..............      7.50%       02/25/23     $          881
          1,744     Series 1994-27, Class D..............      7.00%       03/25/24              1,961
                 Freddie Mac REMICS
            268     Series 1991-1074, Class I............      6.75%       05/15/21                285
          1,438     Series 1992-1250, Class J............      7.00%       05/15/22              1,602
            135     Series 1996-1847, Class LL...........      7.50%       04/15/26                155
         24,431     Series 1998-2033, Class IA, IO.......      7.00%       02/15/28              3,582
          1,764     Series 2006-3116, Class PD...........      5.00%       10/15/34              1,788
                 Government National Mortgage Association
          1,762     Series 2008-85, Class HP.............      4.00%       04/20/38              1,807
          1,813     Series 2010-117, Class MA............      2.50%       09/16/23              1,844
         60,755     Series 2013-20, Class KI, IO.........      5.00%       01/20/43              9,743
                                                                                        --------------
                                                                                                80,624
                                                                                        --------------
                 PASS-THROUGH SECURITIES -- 0.7%
                 Federal Home Loan Mortgage Corporation
         24,462     Pool A47829..........................      4.00%       08/01/35             26,148
                 Federal National Mortgage Association
         18,905     Pool AH1568..........................      4.50%       12/01/40             20,725
                 Government National Mortgage Association
         16,407     Pool 3500............................      5.50%       01/20/34             18,516
         15,662     Pool 3711............................      5.50%       05/20/35             17,674
                                                                                        --------------
                                                                                                83,063
                                                                                        --------------
                 TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............         163,687
                 (Cost $162,273)                                                        --------------



MORTGAGE-BACKED SECURITIES -- 1.3%

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
                 Credit Suisse First Boston Mortgage
                    Securities Corp.
         12,555     Series 2004-1, Class 1A1.............      5.75%       02/25/34             12,710
                 JPMorgan ReRemic
         21,797     Series 2009-7, Class 5A1 (b) (c).....      6.00%       02/27/37             22,421
                 MASTR Alternative Loans Trust
          8,714     Series 2004-10, Class 2A1............      5.50%       10/25/19              9,071
                 MASTR Asset Securitization Trust
         10,205     Series 2003-5, Class 2A1.............      5.00%       06/25/18             10,555
                 Prime Mortgage Trust
          1,851     Series 2004-CL1, Class 2A1...........      5.00%       02/25/19              1,864
                 RAAC Trust
          5,000     Series 2005-SP1, Class 2A1...........      5.25%       09/25/34              5,151
                 WAMU Mortgage Pass-Through Certificates
            979     Series 2002-S8, Class 2A7............      5.25%       01/25/18                994
                 Wells Fargo Alternative Loan Trust
          2,872     Series 2007-PA5, Class 2A1...........      6.00%       11/25/22              2,933
                 Wells Fargo Mortgage Backed Securities
                    Trust
          4,941     Series 2006-17, Class A4.............      5.50%       11/25/21              5,014
                                                                                        --------------
                                                                                                70,713
                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                    DESCRIPTION                     COUPON       MATURITY         VALUE
---------------  ----------------------------------------  ------------  -------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                 COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.7%
                 Bear Stearns Commercial Mortgage
                    Securities Trust
$        18,929     Series 2006-PW12, Class A4 (b).......      5.71%       09/11/38     $       19,192
         23,964     Series 2006-T22, Class A4 (b)........      5.62%       04/12/38             24,135
                 Merrill Lynch Mortgage Trust
          8,573     Series 2005-LC1, Class A4 (b)........      5.29%       01/12/44              8,571
                 Wachovia Bank Commercial Mortgage Trust
         13,501     Series 2006-C26, Class APB...........      6.00%       06/15/45             13,528
         19,008     Series 2006-C27, Class A3 (b)........      5.77%       07/15/45             19,370
                                                                                        --------------
                                                                                                84,796
                                                                                        --------------
                 TOTAL MORTGAGE-BACKED SECURITIES.....................................         155,509
                 (Cost $154,067)                                                        --------------


ASSET-BACKED SECURITIES -- 0.0%

                 AFC Home Equity Loan Trust
          2,274     Series 1997-4, Class 1A2 (b).........      0.90%       12/22/27              2,248
                 Salomon Brothers Mortgage Securities
                    VII, Inc.
            892     Series 1998-OPT1, Class M1 (b).......      0.79%       07/25/28                893
                                                                                        --------------
                 TOTAL ASSET-BACKED SECURITIES........................................           3,141
                 (Cost $2,999)                                                          --------------

                 TOTAL INVESTMENTS -- 97.9%...........................................      11,951,724
                 (Cost $12,527,579) (d)
                 NET OTHER ASSETS AND LIABILITIES -- 2.1%.............................         261,096
                                                                                        --------------
                 NET ASSETS -- 100.0%.................................................  $   12,212,820
                                                                                        ==============


-----------------------------

(a)   Investment in affiliated fund.

(b) Floating or variable rate security. The interest rate shown reflects the rate in effect at September 30, 2015.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At September 30, 2015, securities noted as such amounted to $22,421 or 0.18% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $120,371 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $696,226.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Exchange-Traded Funds........................   $     5,523,772  $   5,523,772  $            --  $           --
Common Stocks*...............................         2,728,288      2,728,288               --              --
Real Estate Investment Trusts*...............         1,477,410      1,477,410               --              --
U.S. Government Bonds and Notes..............           985,356             --          985,356              --
Master Limited Partnerships*.................           914,561        914,561               --              --
U.S. Government Agency Mortgage-Backed
     Securities..............................           163,687             --          163,687              --
Mortgage-Backed Securities...................           155,509             --          155,509              --
Asset-Backed Securities......................             3,141             --            3,141              --
                                                ---------------  -------------  ---------------  --------------
Total Investments............................   $    11,951,724  $  10,644,031  $     1,307,693  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

---------------------------------------------------------------
ASSET ALLOCATION                                % OF NET ASSETS
---------------------------------------------------------------
Exchange-Traded Funds                                45.2%
Common Stocks                                        22.3
Real Estate Investment Trusts                        12.1
U.S. Government Bonds and Notes                       8.1
Master Limited Partnerships                           7.5
U.S. Government Agency Mortgage-Backed Securities     1.4
Mortgage-Backed Securities                            1.3
Asset-Backed Securities                               0.0+
                                                    ------
Total Investments                                    97.9
Net Other Assets & Liabilities                        2.1
                                                    ------
Net Assets                                          100.0%
                                                    ======

+ Amount less than 0.1%.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Variable Insurance Trust (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of two series (each a "Fund" and collectively, the "Funds"), First Trust/Dow Jones Dividend & Income Allocation Portfolio ("First Trust Dow Jones"), which commenced investment operations on May 1, 2012, and First Trust Multi Income Allocation Portfolio ("First Trust Multi Income"), which commenced investment operations on May 1, 2014.

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares in each Fund is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of each Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund's shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of each Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, preferred stocks, master limited partnerships, exchange-traded funds, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2015 (UNAUDITED)

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advior's Pricing Committe, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market or fair value price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar business in that industry (for corporate debt only); and

      12)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the equity securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2015 (UNAUDITED)

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2015 is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FUTURES CONTRACTS

First Trust Dow Jones purchases or sells (i.e., is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment transactions, foreign currency transactions and interest and dividends received.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2015 (UNAUDITED)

E. INTEREST-ONLY SECURITIES

An Interest-Only Security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on First Trust Multi Income's Portfolio of Investments.

F. AFFILIATED TRANSACTIONS

First Trust Multi Income invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in First Trust Multi Income at September 30, 2015, and for the fiscal year-to-date period (January 1, 2015 to September 30, 2015) are as follows:

                                                               SHARE ACTIVITY
                                               -----------------------------------------------
                                                BALANCE AT                         BALANCE AT   VALUE AT
SECURITY NAME                                   12/31/2014   PURCHASES    SALES    9/30/2015   9/30/2015
---------------------------------------------------------------------------------------------------------

First Trust Low Duration Mortgage
   Opportunities ETF                                   --        4,400   (4,400)         --    $       --
First Trust Preferred Securities and
   Income ETF                                      32,820       32,540   (5,620)     59,740     1,120,125
First Trust Senior Loan Fund                       22,060       20,120   (3,660)     38,520     1,864,368
First Trust Tactical High Yield ETF                12,000        9,290   (3,650)     17,640       849,190
                                                                                               ----------
                                                                                               $3,833,683
                                                                                               ==========


                           3. DERIVATIVE TRANSACTIONS

During the fiscal year-to-date period (January 1, 2015 to September 30, 2015), the amount of notional values of futures contracts opened and closed in First Trust Dow Jones were $68,534,086 and $54,894,156, respectively.

                              4. SUBSEQUENT EVENT

On October 30, 2015, the Trust commenced investment operations on a third series of the Trust. The First Trust Dorsey Wright Tactical Core Portfolio offers Class I and Class II share classes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         First Trust Variable Insurance Trust
            --------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 19, 2015
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 19, 2015
     ---------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 19, 2015
     ---------------------

* Print the name and title of each signing officer under his or her signature.